Cover	Apr. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 13, 2023
Entity Registrant Name	GARRETT MOTION INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38636
Entity Address, Postal Zip Code	1180
City Area Code	41 21
Local Phone Number	695 30 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001735707
Entity Tax Identification Number	82-4873189
Entity Address, Country	CH
Entity Address, City or Town	Rolle
Entity Address, City or Town	La Pièce 16